FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL RISK MANAGEMENT
NOTE 3 – FINANCIAL RISK MANAGEMENT

Based on assessments by Company management, the Company’s exposure to credit risk as of December 31, 2017 is immaterial (see Note 3b). The activities of the Company expose it to market risk, particularly as a result of currency risk.

The Company’s Finance Department is responsible for carrying out risk management activities in accordance with policies approved by its Board of Directors. In this regard, the Finance Department identifies, defines and assesses financial risks in close cooperation with other Company departments. The Board of Directors provides written guidelines for overall risk management, as well as written policies dealing with specific areas, such as exchange rate risk, interest rate risk, credit risk, use of financial instruments, and investment of excess cash.

a.	Market risk

1)	Concentration of currency risk

The Company’s activities are partly denominated in non-dollar currencies (primarily the NIS), which exposes the Company to risks resulting from changes in exchange rates.

The effect of fluctuations in various exchange rates on the Company’s income and equity is as follows:

	December 31, 2017
	Income (loss)		Value on	Income (loss)
Sensitive instrument	10% increase	5% increase	balance sheet	5% decrease	10% decrease
	in USD thousands
NIS-linked balances:
Cash and cash equivalents	(216)	(113)	2,376	125	264
Other receivables	(30)	(15)	325	17	36
Trade payables	69	36	(764)	(40)	(85)
Other payables	69	36	(756)	(40)	(84)
Total NIS-linked balances	(108)	(56)	1,181	62	131
Euro-linked trade payables	(94)	(49)	(1,031)	(54)	(115)
Total	(202)	(105)	150	8	16

The Company also maintains cash and cash equivalent balances in other currencies in amounts that are not material.

	December 31, 2016
	Income (loss)		Value on	Income (loss)
Sensitive instrument	10% increase	5% increase	balance sheet	5% decrease	10% decrease
	in USD thousands
NIS-linked balances:
Cash and cash equivalents	(33)	(18)	368	19	41
Other receivables	(20)	(11)	223	12	25
Trade payables	40	21	(438)	(23)	(49)
Other payables	82	43	(901)	(47)	(100)
Total NIS-linked balances	69	35	(748)	(39)	(83)
Euro-linked trade payables	36	19	(413)	(21)	(44)
Total	105	54	(1,161)	(60)	(127)

Set forth below is certain data regarding dollar exchange rates:

	Exchange rate of NIS per $1	Exchange rate of Euro per $1
As of December 31:
2016	3.845	0.951
2017	3.467	0.835

Percentage increase (decrease) in:
2016	(1.5)%	3.5%
2017	(9.8)%	(12.2)%

Set forth below is information on the linkage of monetary items:

	December 31, 2016			December 31, 2017
	Dollar	NIS	Other currencies	Dollar	NIS	GBP and other
	USD in thousands			USD in thousands
Assets:
Current assets:
Cash and cash equivalents	2,097	368	4	2,623	2,376	111
Short term bank deposits	33,154	-	-	44,373	-	-
Other receivables	-	-	-	117	325	144
Total assets	35,251	591	4	47,113	2,701	255
Liabilities:
Current liabilities:
Current maturities of bank loan	93	-	-	93	-	-
Accounts payable and accruals:
Trade	1,631	438	521	3,018	764	1,734
Other		901	77	99	756	258
Non-current liabilities
Long-term bank loan, net of current maturities	250	-	-	157	-	-
	1,974	1,340	598	3,367	1,520	1,992
Net asset value	33,277	(749)	(594)	43,746	1,181	(1,737)

2)	Fair value of financial instruments

As of December 31, 2017, the financial instruments of the Company consist of non-derivative assets and liabilities (primarily working capital items and deposits), as well as warrants classified as a liability.

With regard to non-derivative assets and liabilities, given their nature, the fair value of the financial instruments included in working capital is generally close or identical to their carrying amount.

With regard to the warrants classified as a liability, see Note 11c(1) and 11c(2).

3)	Exposure to market risk and management thereof

In the opinion of Company management, the market risk to which the Company is exposed is primarily related to currency risk exposure, as mentioned above. Additionally, Company management does not consider the interest rate risk mentioned in paragraph 4 below to be material.

4)	Interest rate risk

Company management does not consider interest rate risk to be material, as the Company holds deposits and short-term government bonds whose fair value and/or cash flows are not materially affected by changes in interest rates.

b.	Credit risk

Credit risk is managed at the Company level. These risks relate to cash and cash equivalents, bank deposits and other receivables.

The Company’s cash, cash equivalents and short-term bank deposits at December 31, 2016, and 2017 were mainly deposited with highly-rated major Israeli and U.S. banks. In the Company’s opinion, the credit risk associated with these balances is remote.

The Company considers its maximum exposure to credit risk to be as follows:

	December 31,
	2016	2017
	in USD thousands
Assets:
Cash and cash equivalents	2,469	5,110
Short-term bank deposits	33,154	44,373
Other receivables	223	586
Total	35,846	50,069

c.	Liquidity risk

Company management monitors rolling forecasts of the Company’s liquidity reserves on the basis of anticipated cash flows and maintains the liquidity balances at a level that is sufficient to meet its needs.

Although the Company has succeeded in generating significant revenues from a number of out-licensing transactions in the past, it cannot determine with reasonable certainty if and when it will become profitable on a current basis. Management believes that the Company’s current cash and other resources will be sufficient to fund its projected cash requirements into 2020. Accordingly, in the event that the Company does not generate cash from its operating activities, the Company will need to raise additional capital in the future. Inability to raise additional capital would have a material adverse effect on the financial condition of the Company.

d.	Financial instruments

As of December 31, 2016 and 2017, the Company’s financial instruments consisted of loans and receivables, and warrants classified as a liability.

e.	Fair value estimations

In February 2012 and 2013, BioLineRx completed financing transactions in which it issued ADSs and warrants to purchase additional ADSs – see Note 11c. The fair value of the warrants, which were not traded on an active market, was determined by using valuation techniques. These valuation techniques maximize the use of observable market data where it is available and rely as little as possible on entity specific estimates.

In July 2017, the Company completed a direct placement to BVF Partners L.P., its largest shareholder, for aggregate gross proceeds of $9.6 million. The placement consisted of 8,495,575 ADSs, Series A warrants to purchase an additional 2,973,451 ADSs and Series B warrants to purchase an additional 2,973,451 ADSs. See Note 11c(4) for information regarding fair value determination of the warrants at issuance and as of December 31, 2017.